Auditors' remuneration (Tables)	12 Months Ended
Mar. 31, 2018
Additional information [abstract]
Auditors' remuneration

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Auditors’ remuneration	12,076	8,821	7,426